EQUITY (Tables)	6 Months Ended
Jun. 30, 2020
Equity [abstract]
Disclosure of classes of share capital	CAPITAL SECURITIES
The partnership has the following capital securities outstanding as of June 30, 2020 and December 31, 2019:

(US$ Millions)	Shares outstanding	Cumulative dividend rate	Jun. 30, 2020	Dec. 31, 2019
Operating Partnership Class A Preferred Equity Units:
Series 1	24,000,000	6.25%	$580	$574
Series 2	24,000,000	6.50%	550	546
Series 3	24,000,000	6.75%	534	530
Brookfield Office Properties Inc. (“BPO”) Class B Preferred Shares:
Series 1(1)	3,600,000	70% of bank prime	—	—
Series 2(1)	3,000,000	70% of bank prime	—	—
Brookfield Property Split Corp. (“BOP Split”) Senior Preferred Shares:
Series 1	842,534	5.25%	21	23
Series 2	556,746	5.75%	10	13
Series 3	790,982	5.00%	15	18
Series 4	594,994	5.20%	11	18
BSREP II RH B LLC (“Manufactured Housing”) Preferred Capital	—	9.00%	249	249
Rouse Series A Preferred Shares	5,600,000	5.00%	142	142
BSREP II Vintage Estate Partners LLC ("Vintage Estate") Preferred Shares	10,000	5.00%	40	40
Capital Securities – Fund Subsidiaries			903	922
Total capital securities			$3,055	$3,075

Current			61	75
Non-current			2,994	3,000
Total capital securities			$3,055	$3,075
(1)BPO Class B Preferred Shares, Series 1 and 2 capital securities are owned by Brookfield Asset Management. BPO has an offsetting loan receivable against these securities earning interest at 95% of bank prime.

Cumulative preferred dividends on the BOP Split Senior Preferred Shares are payable quarterly, as and when declared by BOP Split. On July 6, 2020, BOP Split declared quarterly dividends payable for the BOP Split Senior Preferred Shares.

Capital securities includes $249 million at June 30, 2020 (December 31, 2019 - $249 million) of preferred equity interests held by a third party investor in Manufactured Housing which have been classified as a liability, rather than as a non-controlling interest, due to the fact the holders are entitled to distributions equal to their capital balance plus 9% annual return payable in monthly distributions until maturity in December 2025.

Capital securities also includes $142 million at June 30, 2020 (December 31, 2019 - $142 million) of preferred equity interests held by a third party investor in Rouse Properties, L.P. (“Rouse”) which have been classified as a liability, rather than as a non-controlling interest, due to the fact that the interests are mandatorily redeemable on or after November 12, 2025 for a set price per unit plus any accrued but unpaid distributions; distributions are capped and accrue regardless of available cash generated.

Capital securities also includes $40 million at June 30, 2020 (December 31, 2019 - $40 million) of preferred equity interests held by the partnership’s co-investor in Vintage Estate which have been classified as a liability, rather than as non-controlling interest, due to the fact that the preferred equity interests are mandatorily redeemable on April 26, 2023 for cash at an amount equal to the outstanding principal balance of the preferred equity plus any accrued but unpaid dividend.

The Capital Securities – Fund Subsidiaries includes $842 million at June 30, 2020 (December 31, 2019 - $860 million) of equity interests in Brookfield DTLA Holdings LLC (“DTLA”) held by co-investors in DTLA which have been classified as a liability, rather than as non-controlling interest, as holders of these interests can cause DTLA to redeem their interests in the fund for cash equivalent to the fair value of the interests on October 15, 2023, and on every fifth anniversary thereafter. Capital Securities – Fund Subsidiaries are measured at FVTPL.

Capital Securities – Fund Subsidiaries also includes $61 million at June 30, 2020 (December 31, 2019 - $62 million) which represents the equity interests held by the partnership’s co-investor in the D.C. Venture which have been classified as a liability, rather than as non-controlling interest, due to the fact that on June 18, 2023, and on every second anniversary thereafter, the holders of these interests can redeem their interests in the D.C. Venture for cash equivalent to the fair value of the interests.

At June 30, 2020, capital securities includes $36 million (December 31, 2019 - $49 million) repayable in Canadian Dollars of C$49 million (December 31, 2019 - C$64 million).
Reconciliation of cash flows from financing activities from capital securities is shown in the table below:

			Non-cash changes on capital securities
(US$ Millions)	Dec. 31, 2019	Capital securities redeemed	Fair value changes	Foreign currency translation	Other	Jun. 30, 2020
Capital securities	$3,075	$(13)	$(4)	$3	$(6)	$3,055
The following table presents changes to the GP Units and LP Units from the beginning of the year:

	General partnership units		Limited partnership units
(Thousands of units)	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2020	Dec. 31, 2019
Outstanding, beginning of period	139	139	439,802	424,198
Exchange LP Units exchanged		—	50	425
BPYU Units exchanged	—		7,958	36,316
Distribution Reinvestment Program	—	—	495	257
Issued under unit-based compensation plan	—	—	—	858
Repurchase of LP Units	—	—	(10,394)	(22,252)
Outstanding, end of period	139	139	437,911	439,802
The following table presents changes to the Exchange LP Units from the beginning of the year:

	Limited Partnership Units of Brookfield Office Properties Exchange LP
(Thousands of units)	Jun. 30, 2020	Dec. 31, 2019
Outstanding, beginning of period	2,883	3,308
Exchange LP Units exchanged(1)	(50)	(425)
Outstanding, end of period	2,833	2,883
(1)  Exchange LP Units that have been exchanged are held by an indirect subsidiary of the partnership. Refer to the Condensed Consolidated Statements of Changes in Equity for the impact of such exchanges on the carrying value of Exchange LP Units.
The following table presents changes to the BPYU Units from the beginning of the year:

	Class A shares of Brookfield Property REIT Inc.
(Thousands of units)	Jun. 30, 2020	Dec. 31, 2019
Outstanding, beginning of period	64,025	106,090
BPYU Units exchanged(1)	(7,958)	(36,316)
Repurchases of BPYU Units	(855)	(5,724)
BPYU Units vested	85	—
Forfeitures	(2)	(25)
Outstanding, end of period(2)	55,295	64,025
(1) Represents BPYU Units that have been exchanged for LP Units. Refer to the Condensed Consolidated Statements of Changes in Equity for the impact of such exchanges on the carrying value of BPYU Units
Schedule of distributions made to partners
Distributions made to each class of partnership units, including units of subsidiaries that are exchangeable into LP Units, are as follows:

	Three months ended Jun. 30,		Six months ended Jun. 30,
(US$ Millions, except per unit information)	2020	2019	2020	2019
Limited Partners	$145	$140	$291	$281
Holders of:
Redeemable/Exchangeable Partnership Units	145	144	287	286
Special LP Units	1	1	3	3
Exchange LP Units	1	1	2	2
FV LTIP units of the Operating Partnership	1	—	1	—
BPYU Units	20	29	40	63
Total	$313	$315	$624	$635
Per unit(1)	$0.3325	$0.330	$0.6650	$0.660
(1) Per unit outstanding on the distribution record date
Earnings per share
The partnership’s net income per LP Unit and weighted average units outstanding are calculated as follows:

	Three months ended Jun. 30,		Six months ended Jun. 30,
(US$ Millions, except unit information)	2020	2019	2020	2019
Net (loss) income attributable to limited partners	$(586)	$57	$(814)	$203
(Loss) income reallocation related to mandatorily convertible preferred shares	(47)	6	(64)	19
Less: Preferred unit dividends attributable to limited partners	(6)	(3)	(10)	(3)
Net (loss) income attributable to limited partners – basic	(639)	60	(888)	219
Dilutive effect of conversion of preferred shares and options	—	—	—	—
Net (loss) income attributable to limited partners – diluted	$(639)	$60	$(888)	$219

(in millions of units/shares)
Weighted average number of LP Units outstanding	437.6	421.0	439.1	423.7
Mandatorily convertible preferred shares	70.1	70.0	70.1	70.0
Weighted average number of LP Units - basic	507.7	491.0	509.2	493.7
Dilutive effect of the conversion of preferred shares and options	—	0.1	—	0.1
Weighted average number of LP units outstanding - diluted	507.7	491.1	509.2	493.8